Loans - Industry classification (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Loans presented based on their industry classification
Loans	$ 693,059	$ 714,770	$ 709,690	$ 684,919	$ 661,926
Gross amount
Loans presented based on their industry classification
Loans	698,661	718,378	712,504	687,785	665,256
Provision | Provision for ECL on loans
Loans presented based on their industry classification
Loans	(5,602)	(3,608)
Provision | Provision for impairment charges on loans
Loans presented based on their industry classification
Loans			(2,814)	(2,866)	(3,330)
Australia | Gross amount
Loans presented based on their industry classification
Loans	605,598	622,808	622,085	601,646	579,244
Australia | Accommodation, cafes and restaurants | Gross amount
Loans presented based on their industry classification
Loans	7,933	8,039	8,297	8,177	7,536
Australia | Agriculture, forestry and fishing | Gross amount
Loans presented based on their industry classification
Loans	10,116	9,210	8,642	8,182	7,953
Australia | Construction | Gross amount
Loans presented based on their industry classification
Loans	6,711	7,186	6,751	6,043	5,797
Australia | Finance and insurance | Gross amount
Loans presented based on their industry classification
Loans	13,348	14,069	14,059	12,923	14,298
Australia | Government, administration and defence | Gross amount
Loans presented based on their industry classification
Loans	730	753	628	554	675
Australia | Manufacturing | Gross amount
Loans presented based on their industry classification
Loans	8,493	9,337	9,298	9,054	9,140
Australia | Mining | Gross amount
Loans presented based on their industry classification
Loans	2,975	2,869	3,311	3,025	3,641
Australia | Property | Gross amount
Loans presented based on their industry classification
Loans	44,468	44,769	45,471	43,220	44,785
Australia | Property services and business services | Gross amount
Loans presented based on their industry classification
Loans	12,562	14,035	13,477	12,050	11,674
Australia | Services | Gross amount
Loans presented based on their industry classification
Loans	11,675	12,099	12,158	12,950	12,362
Australia | Trade | Gross amount
Loans presented based on their industry classification
Loans	13,268	16,144	16,501	16,063	16,044
Australia | Transport and storage | Gross amount
Loans presented based on their industry classification
Loans	8,218	8,268	8,853	8,624	9,015
Australia | Utilities | Gross amount
Loans presented based on their industry classification
Loans	4,962	4,077	4,350	5,237	4,025
Australia | Retail lending | Gross amount
Loans presented based on their industry classification
Loans	454,433	466,550	463,609	451,315	429,522
Australia | Other | Gross amount
Loans presented based on their industry classification
Loans	5,706	5,403	6,680	4,229	2,777
New Zealand | Gross amount
Loans presented based on their industry classification
Loans	82,350	78,725	74,342	71,806	72,495
New Zealand | Accommodation, cafes and restaurants | Gross amount
Loans presented based on their industry classification
Loans	388	355	323	290	256
New Zealand | Agriculture, forestry and fishing | Gross amount
Loans presented based on their industry classification
Loans	9,101	8,553	8,138	7,772	7,788
New Zealand | Construction | Gross amount
Loans presented based on their industry classification
Loans	509	493	502	447	396
New Zealand | Finance and insurance | Gross amount
Loans presented based on their industry classification
Loans	3,427	3,009	2,903	2,478	2,682
New Zealand | Government, administration and defence | Gross amount
Loans presented based on their industry classification
Loans	94	85	114	137	163
New Zealand | Manufacturing | Gross amount
Loans presented based on their industry classification
Loans	1,689	1,913	2,199	2,090	2,324
New Zealand | Mining | Gross amount
Loans presented based on their industry classification
Loans	203	278	206	141	280
New Zealand | Property | Gross amount
Loans presented based on their industry classification
Loans	6,667	6,412	5,997	5,858	5,925
New Zealand | Property services and business services | Gross amount
Loans presented based on their industry classification
Loans	951	1,182	1,073	1,113	1,084
New Zealand | Services | Gross amount
Loans presented based on their industry classification
Loans	2,119	1,973	1,733	1,810	1,396
New Zealand | Trade | Gross amount
Loans presented based on their industry classification
Loans	1,949	2,344	2,509	2,163	2,333
New Zealand | Transport and storage | Gross amount
Loans presented based on their industry classification
Loans	1,176	1,131	1,029	1,080	1,257
New Zealand | Utilities | Gross amount
Loans presented based on their industry classification
Loans	1,303	1,429	1,003	1,237	1,600
New Zealand | Retail lending | Gross amount
Loans presented based on their industry classification
Loans	52,584	49,473	46,613	45,190	45,011
New Zealand | Other | Gross amount
Loans presented based on their industry classification
Loans	190	95
Other overseas | Gross amount
Loans presented based on their industry classification
Loans	10,713	16,845	16,077	14,333	13,517
Other overseas | Accommodation, cafes and restaurants | Gross amount
Loans presented based on their industry classification
Loans	118	109	112	97	118
Other overseas | Agriculture, forestry and fishing | Gross amount
Loans presented based on their industry classification
Loans	124	150	19	5	12
Other overseas | Construction | Gross amount
Loans presented based on their industry classification
Loans	51	55	71	55	147
Other overseas | Finance and insurance | Gross amount
Loans presented based on their industry classification
Loans	2,298	4,628	4,774	4,289	2,767
Other overseas | Government, administration and defence | Gross amount
Loans presented based on their industry classification
Loans	20	2	25	4	4
Other overseas | Manufacturing | Gross amount
Loans presented based on their industry classification
Loans	1,877	3,784	3,257	2,982	2,619
Other overseas | Mining | Gross amount
Loans presented based on their industry classification
Loans	336	468	322	349	535
Other overseas | Property | Gross amount
Loans presented based on their industry classification
Loans	416	492	467	491	479
Other overseas | Property services and business services | Gross amount
Loans presented based on their industry classification
Loans	1,545	1,610	1,684	540	526
Other overseas | Services | Gross amount
Loans presented based on their industry classification
Loans	218	243	205	205	99
Other overseas | Trade | Gross amount
Loans presented based on their industry classification
Loans	1,553	2,293	2,312	2,680	3,463
Other overseas | Transport and storage | Gross amount
Loans presented based on their industry classification
Loans	732	997	1,232	1,389	1,186
Other overseas | Utilities | Gross amount
Loans presented based on their industry classification
Loans	950	1,086	736	514	442
Other overseas | Retail lending | Gross amount
Loans presented based on their industry classification
Loans	457	863	683	657	$ 1,120
Other overseas | Other | Gross amount
Loans presented based on their industry classification
Loans	18	65	$ 178	$ 76
Parent Entity
Loans presented based on their industry classification
Loans	607,824	631,936
Parent Entity | Gross amount
Loans presented based on their industry classification
Loans	612,517	635,039
Parent Entity | Provision | Provision for ECL on loans
Loans presented based on their industry classification
Loans	(4,693)	(3,103)
Parent Entity | Australia | Gross amount
Loans presented based on their industry classification
Loans	602,218	618,890
Parent Entity | Australia | Accommodation, cafes and restaurants | Gross amount
Loans presented based on their industry classification
Loans	7,857	7,967
Parent Entity | Australia | Agriculture, forestry and fishing | Gross amount
Loans presented based on their industry classification
Loans	10,058	9,151
Parent Entity | Australia | Construction | Gross amount
Loans presented based on their industry classification
Loans	6,199	6,810
Parent Entity | Australia | Finance and insurance | Gross amount
Loans presented based on their industry classification
Loans	13,290	14,005
Parent Entity | Australia | Government, administration and defence | Gross amount
Loans presented based on their industry classification
Loans	709	746
Parent Entity | Australia | Manufacturing | Gross amount
Loans presented based on their industry classification
Loans	8,282	9,155
Parent Entity | Australia | Mining | Gross amount
Loans presented based on their industry classification
Loans	2,955	2,849
Parent Entity | Australia | Property | Gross amount
Loans presented based on their industry classification
Loans	44,468	44,707
Parent Entity | Australia | Property services and business services | Gross amount
Loans presented based on their industry classification
Loans	11,843	13,192
Parent Entity | Australia | Services | Gross amount
Loans presented based on their industry classification
Loans	11,334	11,853
Parent Entity | Australia | Trade | Gross amount
Loans presented based on their industry classification
Loans	13,058	15,961
Parent Entity | Australia | Transport and storage | Gross amount
Loans presented based on their industry classification
Loans	7,870	7,961
Parent Entity | Australia | Utilities | Gross amount
Loans presented based on their industry classification
Loans	4,938	4,053
Parent Entity | Australia | Retail lending | Gross amount
Loans presented based on their industry classification
Loans	454,259	465,535
Parent Entity | Australia | Other | Gross amount
Loans presented based on their industry classification
Loans	5,098	4,945
Parent Entity | New Zealand | Gross amount
Loans presented based on their industry classification
Loans	354	411
Parent Entity | New Zealand | Agriculture, forestry and fishing | Gross amount
Loans presented based on their industry classification
Loans	4	5
Parent Entity | New Zealand | Construction | Gross amount
Loans presented based on their industry classification
Loans	4	8
Parent Entity | New Zealand | Manufacturing | Gross amount
Loans presented based on their industry classification
Loans	70	94
Parent Entity | New Zealand | Property | Gross amount
Loans presented based on their industry classification
Loans	1
Parent Entity | New Zealand | Property services and business services | Gross amount
Loans presented based on their industry classification
Loans	7	7
Parent Entity | New Zealand | Trade | Gross amount
Loans presented based on their industry classification
Loans	263	297
Parent Entity | New Zealand | Transport and storage | Gross amount
Loans presented based on their industry classification
Loans	5
Parent Entity | Other overseas | Gross amount
Loans presented based on their industry classification
Loans	9,945	15,738
Parent Entity | Other overseas | Accommodation, cafes and restaurants | Gross amount
Loans presented based on their industry classification
Loans	81	67
Parent Entity | Other overseas | Agriculture, forestry and fishing | Gross amount
Loans presented based on their industry classification
Loans	114	130
Parent Entity | Other overseas | Construction | Gross amount
Loans presented based on their industry classification
Loans	46	47
Parent Entity | Other overseas | Finance and insurance | Gross amount
Loans presented based on their industry classification
Loans	2,295	4,624
Parent Entity | Other overseas | Government, administration and defence | Gross amount
Loans presented based on their industry classification
Loans	20	2
Parent Entity | Other overseas | Manufacturing | Gross amount
Loans presented based on their industry classification
Loans	1,875	3,780
Parent Entity | Other overseas | Mining | Gross amount
Loans presented based on their industry classification
Loans	314	465
Parent Entity | Other overseas | Property | Gross amount
Loans presented based on their industry classification
Loans	209	226
Parent Entity | Other overseas | Property services and business services | Gross amount
Loans presented based on their industry classification
Loans	1,478	1,528
Parent Entity | Other overseas | Services | Gross amount
Loans presented based on their industry classification
Loans	196	216
Parent Entity | Other overseas | Trade | Gross amount
Loans presented based on their industry classification
Loans	1,415	2,115
Parent Entity | Other overseas | Transport and storage | Gross amount
Loans presented based on their industry classification
Loans	642	886
Parent Entity | Other overseas | Utilities | Gross amount
Loans presented based on their industry classification
Loans	894	1,036
Parent Entity | Other overseas | Retail lending | Gross amount
Loans presented based on their industry classification
Loans	359	587
Parent Entity | Other overseas | Other | Gross amount
Loans presented based on their industry classification
Loans	$ 7	$ 29